Share-based payment (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 21, 2021	Oct. 30, 2015	Dec. 31, 2021	Dec. 31, 2020
Share-based payment (Details) [Line Items]
Total issued and outstanding percentage			17.00%
Granted options			209,906
Granted options non-vested shares			143,652
Converted options			33,647,927
Converted options non-vested shares			23,027,399
Common exchange ratio			160.3
Plan expire date	10 years
Reserves percentage	5.00%
Common stock			76,613,244
Compensation expense			$ 24,222
Stock option			$ 142,598,000
Weighted-average period			2 years 7 months 6 days
Aggregate intrinsic value
Share based compensation expense			18,925,000
Equity-based compensation costs			111,410,000
Compensation cost			$ 5,462,000
Stock options value per share			$ 11.5
Fair market value percentage		70.00%
Common stock, however shares			8,545,490
Restricted Stock Units (RSUs) [Member]
Share-based payment (Details) [Line Items]
Compensation expense			$ 434,000
Granted			398,811
Phantom Share Units (PSUs) [Member]
Share-based payment (Details) [Line Items]
Compensation expense			$ 323,000
Granted			328,789
Series B2 Preferred [Member]
Share-based payment (Details) [Line Items]
Shares issued		79,107		53,319
Stock options value per share		$ 366,000
Deposit liability				$ 21,792,000
Stock-based compensation expense			$ 39,227,000